Employee Benefits - Summary of Major Employee Benefits Expenses other than Retirement Benefits (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Employee Benefits [Abstract]
Salary	¥ 573,080	¥ 458,039	¥ 418,087
Bonuses	133,792	127,888	105,772
Other	¥ 237,857	¥ 187,440	¥ 163,443